Taxes on Income - Schedule of Significant Components of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets:
Carryforward tax losses	$ 10,093	$ 10,449
Research and development	1,423	2,594
Operating lease liabilities	810	381
Accrued social benefits and other	608	494
Gross deferred tax assets before valuation allowance	12,934	13,918
Less - valuation allowance	(12,004)	(13,478)
Total deferred tax assets	930	440
Gross deferred tax liabilities:
Operating lease ROU assets	(815)	(388)
Other	(115)	(52)
Total deferred tax liabilities	(930)	(440)
Net deferred tax assets